OPERATING SEGMENTS - Schedule of Revenue by Geography (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 28, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 9,828	€ 8,977
Great Britain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,594	1,570
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,540	1,458
Iberia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,570	1,541
France
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,219	1,200
Belgium/Luxembourg
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	526	541
Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	380	355
Norway
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	204	193
Sweden
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	207	207
Iceland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	39	40
Total Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,279	7,105
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,169	1,162
New Zealand and Pacific Islands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	326	330
Indonesia and Papua New Guinea
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	352	380
Philippines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	702	0
Total APS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 2,549	€ 1,872